Related party transactions - Board (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Annual fee	€ 1,770,000	€ 1,885,000	€ 2,045,000
Meeting fees	€ 51,000	131,000	174,000
Annual compensation paid in shares (as a percent)	40.00%
Annual compensation paid in cash (as a percent)	60.00%
Receivables	€ 45,000,000	31,000,000	22,000,000
Sari Baldauf
Related party transactions
Annual fee	€ 440,000	440,000	185,000
Meeting fees		€ 5,000	€ 12,000
Shares received (in shares)	43,711	48,523	16,261
Kari Stadigh
Related party transactions
Annual fee	€ 200,000	€ 185,000	€ 160,000
Personnel Committee fee	15,000
Meeting fees	€ 7,000	€ 11,000	€ 12,000
Shares received (in shares)	19,868	20,401	14,063
Bruce Brown
Related party transactions
Annual fee	€ 200,000	€ 190,000	€ 190,000
Personnel Committee fee	30,000
Technology Committee Fee	10,000
Meeting fees	€ 7,000	€ 22,000	€ 27,000
Shares received (in shares)	19,868	20,953	16,700
Thomas Dannenfeldt
Related party transactions
Annual fee	€ 185,000	€ 175,000
Audit Committee fee	15,000
Technology Committee Fee	10,000
Meeting fees	€ 7,000
Shares received (in shares)	18,378	19,299
Jeanette Horan
Related party transactions
Annual fee	€ 185,000	€ 175,000	€ 175,000
Audit Committee fee	15,000
Technology Committee Fee	10,000
Meeting fees	€ 7,000	€ 20,000	€ 22,000
Shares received (in shares)	18,378	19,299	15,382
Louis R Hughes
Related party transactions
Meeting fees			€ 22,000
Edward Kozel
Related party transactions
Annual fee	€ 195,000	€ 195,000	195,000
Audit Committee fee	15,000
Technology Committee Fee	20,000
Meeting fees	€ 7,000	€ 17,000	€ 20,000
Shares received (in shares)	19,372	21,504	17,140
Elizabeth Nelson
Related party transactions
Annual fee		€ 175,000	€ 175,000
Meeting fees		€ 17,000	€ 25,000
Shares received (in shares)		19,299	15,382
Olivier Piou
Related party transactions
Annual fee			€ 175,000
Meeting fees		€ 11,000	€ 14,000
Shares received (in shares)			15,382
Risto Siilasmaa
Related party transactions
Annual fee			€ 440,000
Shares received (in shares)			38,675
Sren Skou
Related party transactions
Annual fee	€ 175,000	160,000	€ 160,000
Personnel Committee fee	15,000
Meeting fees	€ 7,000	€ 11,000
Shares received (in shares)	17,385	17,644	14,063
Carla Smits-Nusteling
Related party transactions
Annual fee	€ 190,000	€ 190,000	€ 190,000
Audit Committee fee	30,000
Meeting fees	€ 9,000	€ 17,000	€ 20,000
Shares received (in shares)	18,875	20,953	16,700
Key management personnel
Related party transactions
Receivables	€ 0	€ 0	€ 0